Subsequent Events (Details Narrative) $ / shares in Units, $ in Millions, $ in Millions	Feb. 28, 2022 USD ($) $ / shares	Dec. 31, 2021 CAD ($)
Rothstein [member] | Litigation Settlement Recovery [member]
Disclosure of non-adjusting events after reporting period [line items]
Recovery of losses incurred		$ 225
First Horizon Corporation [member] | Major business combination [member]
Disclosure of non-adjusting events after reporting period [line items]
Cash transferred	$ 13,400
Business acquisition consideration per share | $ / shares	$ 25.00
Other cash payments to acquire equity or debt instruments of other entities, classified as investing activities	$ 494
Conversion of preferred stock to common stock percentage	4.90%
Business acquisition additional consideration payable per share | $ / shares	$ 0.65
Business combination definitive agreement termination date	Feb. 27, 2023